REAL ESTATE OWNED	12 Months Ended
Jun. 30, 2014
Real Estate [Abstract]
Real Estate Owned [Text Block]
NOTE D – REAL ESTATE OWNED

Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2014	2013

Balance at beginning of year	$1,163	$2,445
Acquired from CKF Bancorp	—	1,632
Additions	1,491	367
Valuation adjustments	(101)	(25)
Disposals	(707)	(3,256)
Balance at end of year	$1,846	$1,163